Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards Narrative (Details) € in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Feb. 01, 2021 $ / shares	Jan. 30, 2021 $ / shares	Jan. 01, 2021 $ / shares	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares
EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years
Vesting period					3 years
Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years
Vesting period					3 years
Cumulative net sales
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years
Vesting period					3 years
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share price (in Dollars per share) | $ / shares								$ 26.23	$ 24.50		$ 25.29		$ 21.04	$ 25.50
Management Award 2018 | EBITDA
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					4 years
Vesting period					4 years
Management Award 2018 | Share price performance
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					3 years		2 years
Vesting period					3 years		2 years
Management Award 2018 | Share price performance | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					2 years
Vesting period					2 years
Management Award 2018 | Share price performance | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period					5 years
Vesting period					5 years
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								2,699,157	2,016,855
New awards granted in the period					1,140,518
Number of equity instruments exercised (in shares)					237,800
Restricted Shares | Key management personnel
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €					€ 7.5	€ 4.3	€ 8.3
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)						1,041,953
Reclassification of awards for settlement of tax liabilities						454,320
Share price (in Dollars per share) | $ / shares												$ 25.42
January 1, 2016 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)						587,633
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	451,719	368,154
Reclassification of awards for settlement of tax liabilities	180,268	150,926
Share price (in Dollars per share) | $ / shares										$ 25.89		$ 25.42
January 1, 2017 | Restricted Shares | Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments exercised (in shares)	271,451	217,228
January 1, 2019 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								152,695	152,695
New awards granted in the period				173,293	0
Number of equity instruments exercised (in shares)					0
January 1, 2020 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of equity instruments outstanding in share-based payment arrangement (in shares)								598,173	645,093
New awards granted in the period			761,979		0
Number of equity instruments exercised (in shares)					0